FINANCIAL INSTRUMENTS - Concentration Risk - Narrative (Details) - Customer	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONCENTRATIONS OF RISK
Number of top customers	5	5
Five Largest Customers | Accounts receivable | Customer Concentration Risk
CONCENTRATIONS OF RISK
Concentration risk, percentage	49.00%	46.00%	39.00%